Credit risk from financial instruments	12 Months Ended
Dec. 31, 2021
Credit risk from financial instruments
Credit Risk from Financial Instruments

24. Credit risk from financial instruments

The Group is exposed to credit risk in various asset structures (see note 2), most of which involve financing sums recoverable only out of successful capital provision assets with a concomitant risk of loss of invested cost. Upon becoming contractually entitled to proceeds, depending on the structure of the particular capital provision asset, the Group could be a creditor of, and subject to direct or indirect credit risk from, a claimant, a defendant and/or other parties, or a combination thereof. Moreover, the Group may be indirectly subject to credit risk to the extent a defendant does not pay a claimant immediately notwithstanding successful adjudication of a claim in the claimant’s favor. The Group’s credit risk is uncertain given that its entitlement pursuant to its assets is generally not established until a successful resolution of claims, and its potential credit risk is mitigated by the diversity of its counterparties and indirect creditors.

The Group is also exposed to credit risk in respect of the marketable securities and cash and cash equivalents. The credit risk of the cash and cash equivalents is mitigated as all cash is placed with reputable banks with a sound credit rating (A-2 or higher by S&P and P-2 or higher by Moody’s). Marketable securities principally consist of investment grade corporate bonds and asset-backed securities, as well as investment in investment funds and US treasuries.

In addition, the Group is exposed to credit risk from opponents in litigation insurance. The underwriting process includes an assessment of counterparty credit risk, and there is a large diversification of counterparties.

The maximum credit risk exposure represented by cash, cash equivalents, marketable securities, due from settlement of capital provision assets and capital provision assets is specified in the consolidated statements of financial position.

Further, the Group is exposed to credit risk on financial assets held at amortized cost and receivables in other assets. The maximum credit exposure for such amounts is the carrying value at December 31, 2021 of $22,255,000 (2020: $22,340,000). The Group reviews the lifetime expected credit loss based on historical collection performance, the specific provisions of any settlement agreement and a forward-looking assessment of macro-economic factors. Based on this review, the Group has not identified any material expected credit loss relating to the financial assets held at amortized cost except for as set out in note 6, the Group recognized $500,000 of impairment during the year ended December 31, 2021 (2020: $nil; 2019: $1,000,000).

The Group is not exposed to concentration of credit risk from a particular region or customer.